Summary of Significant Accounting Policies - Employee related obligations Revenue and Sales and marketing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Amount of contributions made to the plan		$ 0.0
Amount of approved contribution to the plan	$ 0.3
Premium deficiency	0.0
Advertising expenses	$ 76.0	$ 36.2